Leases - Maturities of operating and finance lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Operating Leases
Operating Lease, year one	¥ 1,574,692	¥ 904,537
Operating Lease, year two	1,426,176	770,669
Operating Lease, year three	1,213,535	517,892
Operating Lease, year four	1,038,903	365,739
Operating Lease, year five	837,505	266,738
Operating Lease, year six		185,475
Operating Lease, Thereafter	5,268,238
Operating Lease, Thereafter		634,397
Total minimum lease payments	11,359,049	3,645,447
Less: Interest	(3,815,985)	(583,693)
Present value of lease obligations	7,543,064	3,061,754
Less: Current portion	(1,025,968)	(744,561)	$ (148,751)
Long-term portion of lease obligations	6,517,096	2,317,193	$ 944,890
Finance Leases
Finance Leases, year one	35,151	30,900
Finance Leases, year two	17,299	23,516
Finance Leases, year three	6,717	9,021
Finance Leases, year four	6,277	106
Finance Leases, year five	4,737	35
Finance Leases, Thereafter	2,150
Total minimum lease payments	72,331	63,578
Less: Interest	(27,265)	(4,117)
Present value of lease obligations	45,066	59,461
Less: Current portion	(30,609)	(27,815)
Long-term portion of lease obligations	14,457	31,646
Short-term operating leases	¥ 304,213	¥ 194,067